SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 27, 2020.

MFS® Total Return Series

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Brooks Taylor	2004	Investment Officer of MFS
Steven Gorham	2002	Investment Officer of MFS
Alexander Mackey	December 2019	Investment Officer of MFS
Joshua Marston	2008	Investment Officer of MFS
Johnathan Munko	December 2019	Investment Officer of MFS
Henry Peabody	December 2019	Investment Officer of MFS
Robert Persons	2017	Investment Officer of MFS
Jonathan Sage	2013	Investment Officer of MFS
Effective December 31, 2020, Brooks Taylor and Jonathan Sage will no longer be portfolio managers of the fund. Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.
Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Brooks Taylor	Lead/Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1996
Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Joshua Marston	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1999
Johnathan Munko	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2010
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since July 2019; Vice President/Portfolio Manager at Eaton Vance Management prior to July 2019
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Effective December 31, 2020, Brooks Taylor and Jonathan Sage will no longer be portfolio managers of the fund. Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.

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